Operating Lease - Schedule of Future Minimum Lease Payments Under Non-cancellable Leases (Details) - USD ($)	Sep. 30, 2020		Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Remainder of 2021	$ 24,000
2022	48,000		$ 56,794
2023	16,000		48,000
Total	88,000		120,794
Less: Interest	(8,572)		(13,996)
Present value of lease liability	79,428		106,798
Operating lease liability, current	(48,000)	[1]	(56,530)
Operating lease liability, long term	$ 31,428		$ 50,268

[1]	Represents lease payments to be made in the next 12 months